Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - USD ($) $ in Millions	Feb. 14, 2023	Mar. 10, 2023
Subsequent Event [Line Items]
Loan prepaid in cash		$ 23.2
Eco Wildfire and Glorieuse [Member]
Subsequent Event [Line Items]
Payments to acquire businesses, gross	$ 25.5
Business acquisition, equity interest issued or issuable, number of shares	13,875